Note 7 - Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 36-4007085 001 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]

NOTE 7 – SUBSEQUENT EVENT

The Plan has evaluated, for consideration of recognition or disclosure, subsequent events and has determined that no significant events occurred after December 31, 2025 that would have a material impact on its financial statements.